Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023	Dec. 25, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid to our Principal Executive Officer (PEO), our other NEOs who are not the PEO, and certain financial performance measures of the Company. For further information concerning our compensation philosophy and how we align executive compensation with performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEO’s (4)	Average Compensation Actually Paid for Non-PEO NEO’s (5)	Year-end value of $100 invested based on:		GAAP Net Income($) (millions) (8)	Adjusted EBITDA*($) (millions) (9)
					Total Shareholder Return (6)	Peer Group Total Shareholder Return (7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	7,428,822	6,259,326	1,725,448	1,456,334	125.22	178.11	26.7	298.2
2024	6,521,598	6,015,279	1,559,325	1,481,328	160.44	163.53	125.9	363.6
2023	7,101,600	16,319,878	1,712,978	3,363,245	165.00	143.56	182.0	383.4
2022	6,831,543	3,058,402	1,740,066	1,405,708	84.22	95.48	155.4	411.4

(1)	We are required to provide pay-versus-performance disclosure only for years that we have been a reporting company pursuant to Section 13(a) or Section 15(d) of the Exchange Act.

(2)
The dollar amounts reported in column (b) are the amounts of total compensation reported for the PEO, Mr. Banyard (our Chief Executive Officer), in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Banyard, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Banyard during the year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
adjustments were made to Mr. Banyard’s total compensation for each year to determine the compensation actually paid as set forth in the Adjustments table below.

(4)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Banyard, our CEO) in the “Total” column of the Summary Compensation Table. The names of each of the NEOs (excluding Mr. Banyard) included for purposes of calculating the average amounts for 2022 were Mses. Simon and Grewal and Messrs. Van Doren and Kendrick, and for 2023, 2024, and 2025 were Mses. Simon, Grewal and Horton, and Mr. Wanninger.

(5)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Banyard), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Banyard). In accordance with the requirements of Item 402(v) of Regulation
S-K,
adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Banyard) to determine the compensation actually paid as set forth in the Adjustments table below.

(6)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Because we went public during 2022, the “measurement point” for purposes of calculating 2022 TSR and peer group TSR began on the date of our registration under Section 12 of the Exchange Act, which date was December 14, 2022.

(7)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. For 2022, the peer group used for this purpose is the Company’s compensation peer group disclosed in our CD&A. Because we became a reporting company during 2022, the “measurement point” for purposes of calculating 2022 TSR and peer group TSR began on the date of our registration under Section 12 of the Exchange Act, which date was December 14, 2022. For 2023, 2024, and 2025, the peer group used for this purpose was the S&P 600 Building Products Industry Index. We determined to switch peer groups to the S&P Building Products Industry Index since we utilize this index in the stock performance graph required by Item 201(e) of Regulation
S-K
in our Annual Report on Form
10-K,
and we anticipate using the S&P 600 Building Products Industry Index in future years. The TSR for the Company’s compensation peer group used for 2022 was 95.48 and 159.00 in 2022 and 2023, respectively.

(8)
The dollar amount reported represent the amount of net income reflected in the Company’s audited financial statements included in our Annual Report on Form
10-K
for the fiscal years ended December 25, 2022, December 31, 2023, December 29, 2024, and December 28, 2025, respectively.

(9)
The dollar amount reported represents the amount of Adjusted EBITDA*, which is calculated by removing the impact of non-operational
results and special items from EBITDA* (earnings before interest, taxes, depreciation and amortization). While the Company uses various financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA* is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs to Company performance. Adjusted EBITDA* is considered representative of our core operations and used in the management of our business, including decisions concerning the allocation of resources and assessment of performance.

ADJUSTMENTS

Year	Summary Compensation Table Total (a)	(Minus) Aggregate change in Actuarial Present Value of Accumulated Benefit under Defined Benefit and Actuarial Pension Plan ($)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)	(Minus) Grant Date Fair Value of Stock Options and Stock Awards Granted in Fiscal Year ($) (b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Options and Stock Awards Granted in Fiscal Year ($) (c)	Plus / (Minus) Change in Fair Value of Outstanding and Unvested Stock Options and Stock Awards Granted in Prior Fiscal Years ($) (d)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Options and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (e)	(Minus) Fair Value as of Prior Fiscal Year-end of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to meet Applicable Vesting Conditions During Fiscal Year ($)	Plus Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date ($) (f)	Plus Changes in Fair Value to Reflect Excess Fair Value Resulting from Modifications to Stock Options or Stock Awards ($)	Equals Compensation Actually Paid

PEO
2025	7,428,822	—	—	(5,000,000)	4,243,223	(804,752)	—	392,033	—	—	—	6,259,326
2024	6,521,598	—	—	(4,399,986)	3,547,504	(306,690)	—	652,854	—	—	—	6,015,279
2023	7,101,600	—	—	(3,799,993)	5,682,768	6,557,065	—	778,438	—	—	—	16,319,878
2022	6,831,543	—	—	(5,375,248)	5,132,027	(2,716,424)	—	(861,137)	—	47,641	—	3,058,402

Other NEO’s (Average)
2025	1,725,448			(800,000)	678,916	(158,745)	—	10,716	—	—	—	1,456,334
2024	1,559,325	—	—	(743,749)	599,650	(55,528)	—	121,629	—	—	—	1,481,328
2023	1,712,978	—	—	(656,249)	981,399	1,123,669	—	201,447	—	—	—	3,363,245
2022	1,740,066	—	—	(1,124,898)	1,076,873	(253,924)	—	(35,855)	—	3,446	—	1,405,708

(a)
The equity award adjustments include the addition (or subtraction, as applicable) of the items described in footnotes (b) through (f). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following items were assessed but determined to have no adjustment necessary and therefore were omitted from the table above: (i) change in pension plan value, (ii) service costs under defined benefit and actuarial pension plans, (iii) fair value at vesting for equity granted and vested in the applicable fiscal year, (iv) fair value of equity granted in prior fiscal years that failed to meet vesting conditions in the applicable fiscal year, and (v) changes to fair value resulting from modifications to equity awards.

(b)
Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported NEOs calculated using the same methodology used in the Company’s financial statements under generally accepted accounting principles. Except for a Restricted Stock Unit grant made on December 15, 2022 to Mr. Banyard, all other equity grants reported for 2022 were made by Fortune Brands and converted into MasterBrand equivalents in connection with the Separation.

(c)
Represents the average aggregate fair value at fiscal
year-end
for equity granted in the applicable fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)
Represents the average aggregate fair value at fiscal
year-end
for outstanding and unvested stock options and unvested stock awards held by the NEOs that were granted before the applicable fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles. PSAs assume achievement of target performance goals, as performance is measured on a cumulative basis and is not determinable until the end of the three-year performance period.

(e)
Represents the average aggregate change in fair value, measured from the prior fiscal year end to the vesting date of each option award and stock award held by the reported NEO that was granted in a previous fiscal year and which vested in the applicable fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(f)
Represents the dollar value of any dividends paid on stock or option awards before the vesting date that is not otherwise included in the total compensation. Beginning in 2024, dividend and dividend equivalents are not reported in this column to the extent that such dividend and dividend equivalents are reported in the Summary Compensation Table.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Banyard, our CEO) in the “Total” column of the Summary Compensation Table. The names of each of the NEOs (excluding Mr. Banyard) included for purposes of calculating the average amounts for 2022 were Mses. Simon and Grewal and Messrs. Van Doren and Kendrick, and for 2023, 2024, and 2025 were Mses. Simon, Grewal and Horton, and Mr. Wanninger.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. For 2022, the peer group used for this purpose is the Company’s compensation peer group disclosed in our CD&A. Because we became a reporting company during 2022, the “measurement point” for purposes of calculating 2022 TSR and peer group TSR began on the date of our registration under Section 12 of the Exchange Act, which date was December 14, 2022. For 2023, 2024, and 2025, the peer group used for this purpose was the S&P 600 Building Products Industry Index. We determined to switch peer groups to the S&P Building Products Industry Index since we utilize this index in the stock performance graph required by Item 201(e) of Regulation
S-K
in our Annual Report on Form
10-K,
	and we anticipate using the S&P 600 Building Products Industry Index in future years. The TSR for the Company’s compensation peer group used for 2022 was 95.48 and 159.00 in 2022 and 2023, respectively.
PEO Total Compensation Amount	$ 7,428,822	$ 6,521,598	$ 7,101,600	$ 6,831,543
PEO Actually Paid Compensation Amount	$ 6,259,326	6,015,279	16,319,878	3,058,402
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total (a)	(Minus) Aggregate change in Actuarial Present Value of Accumulated Benefit under Defined Benefit and Actuarial Pension Plan ($)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)	(Minus) Grant Date Fair Value of Stock Options and Stock Awards Granted in Fiscal Year ($) (b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Options and Stock Awards Granted in Fiscal Year ($) (c)	Plus / (Minus) Change in Fair Value of Outstanding and Unvested Stock Options and Stock Awards Granted in Prior Fiscal Years ($) (d)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Options and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (e)	(Minus) Fair Value as of Prior Fiscal Year-end of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to meet Applicable Vesting Conditions During Fiscal Year ($)	Plus Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date ($) (f)	Plus Changes in Fair Value to Reflect Excess Fair Value Resulting from Modifications to Stock Options or Stock Awards ($)	Equals Compensation Actually Paid

PEO
2025	7,428,822	—	—	(5,000,000)	4,243,223	(804,752)	—	392,033	—	—	—	6,259,326
2024	6,521,598	—	—	(4,399,986)	3,547,504	(306,690)	—	652,854	—	—	—	6,015,279
2023	7,101,600	—	—	(3,799,993)	5,682,768	6,557,065	—	778,438	—	—	—	16,319,878
2022	6,831,543	—	—	(5,375,248)	5,132,027	(2,716,424)	—	(861,137)	—	47,641	—	3,058,402

Other NEO’s (Average)
2025	1,725,448			(800,000)	678,916	(158,745)	—	10,716	—	—	—	1,456,334
2024	1,559,325	—	—	(743,749)	599,650	(55,528)	—	121,629	—	—	—	1,481,328
2023	1,712,978	—	—	(656,249)	981,399	1,123,669	—	201,447	—	—	—	3,363,245
2022	1,740,066	—	—	(1,124,898)	1,076,873	(253,924)	—	(35,855)	—	3,446	—	1,405,708

(a)
The equity award adjustments include the addition (or subtraction, as applicable) of the items described in footnotes (b) through (f). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following items were assessed but determined to have no adjustment necessary and therefore were omitted from the table above: (i) change in pension plan value, (ii) service costs under defined benefit and actuarial pension plans, (iii) fair value at vesting for equity granted and vested in the applicable fiscal year, (iv) fair value of equity granted in prior fiscal years that failed to meet vesting conditions in the applicable fiscal year, and (v) changes to fair value resulting from modifications to equity awards.

(b)
Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported NEOs calculated using the same methodology used in the Company’s financial statements under generally accepted accounting principles. Except for a Restricted Stock Unit grant made on December 15, 2022 to Mr. Banyard, all other equity grants reported for 2022 were made by Fortune Brands and converted into MasterBrand equivalents in connection with the Separation.

(c)
Represents the average aggregate fair value at fiscal
year-end
for equity granted in the applicable fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)
Represents the average aggregate fair value at fiscal
year-end
for outstanding and unvested stock options and unvested stock awards held by the NEOs that were granted before the applicable fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles. PSAs assume achievement of target performance goals, as performance is measured on a cumulative basis and is not determinable until the end of the three-year performance period.

(e)
Represents the average aggregate change in fair value, measured from the prior fiscal year end to the vesting date of each option award and stock award held by the reported NEO that was granted in a previous fiscal year and which vested in the applicable fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(f)
Represents the dollar value of any dividends paid on stock or option awards before the vesting date that is not otherwise included in the total compensation. Beginning in 2024, dividend and dividend equivalents are not reported in this column to the extent that such dividend and dividend equivalents are reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	$ 1,725,448	1,559,325	1,712,978	1,740,066
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,456,334	1,481,328	3,363,245	1,405,708
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total (a)	(Minus) Aggregate change in Actuarial Present Value of Accumulated Benefit under Defined Benefit and Actuarial Pension Plan ($)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)	(Minus) Grant Date Fair Value of Stock Options and Stock Awards Granted in Fiscal Year ($) (b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Options and Stock Awards Granted in Fiscal Year ($) (c)	Plus / (Minus) Change in Fair Value of Outstanding and Unvested Stock Options and Stock Awards Granted in Prior Fiscal Years ($) (d)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Options and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (e)	(Minus) Fair Value as of Prior Fiscal Year-end of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to meet Applicable Vesting Conditions During Fiscal Year ($)	Plus Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date ($) (f)	Plus Changes in Fair Value to Reflect Excess Fair Value Resulting from Modifications to Stock Options or Stock Awards ($)	Equals Compensation Actually Paid

PEO
2025	7,428,822	—	—	(5,000,000)	4,243,223	(804,752)	—	392,033	—	—	—	6,259,326
2024	6,521,598	—	—	(4,399,986)	3,547,504	(306,690)	—	652,854	—	—	—	6,015,279
2023	7,101,600	—	—	(3,799,993)	5,682,768	6,557,065	—	778,438	—	—	—	16,319,878
2022	6,831,543	—	—	(5,375,248)	5,132,027	(2,716,424)	—	(861,137)	—	47,641	—	3,058,402

Other NEO’s (Average)
2025	1,725,448			(800,000)	678,916	(158,745)	—	10,716	—	—	—	1,456,334
2024	1,559,325	—	—	(743,749)	599,650	(55,528)	—	121,629	—	—	—	1,481,328
2023	1,712,978	—	—	(656,249)	981,399	1,123,669	—	201,447	—	—	—	3,363,245
2022	1,740,066	—	—	(1,124,898)	1,076,873	(253,924)	—	(35,855)	—	3,446	—	1,405,708

(a)
The equity award adjustments include the addition (or subtraction, as applicable) of the items described in footnotes (b) through (f). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following items were assessed but determined to have no adjustment necessary and therefore were omitted from the table above: (i) change in pension plan value, (ii) service costs under defined benefit and actuarial pension plans, (iii) fair value at vesting for equity granted and vested in the applicable fiscal year, (iv) fair value of equity granted in prior fiscal years that failed to meet vesting conditions in the applicable fiscal year, and (v) changes to fair value resulting from modifications to equity awards.

(b)
Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported NEOs calculated using the same methodology used in the Company’s financial statements under generally accepted accounting principles. Except for a Restricted Stock Unit grant made on December 15, 2022 to Mr. Banyard, all other equity grants reported for 2022 were made by Fortune Brands and converted into MasterBrand equivalents in connection with the Separation.

(c)
Represents the average aggregate fair value at fiscal
year-end
for equity granted in the applicable fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)
Represents the average aggregate fair value at fiscal
year-end
for outstanding and unvested stock options and unvested stock awards held by the NEOs that were granted before the applicable fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles. PSAs assume achievement of target performance goals, as performance is measured on a cumulative basis and is not determinable until the end of the three-year performance period.

(e)
Represents the average aggregate change in fair value, measured from the prior fiscal year end to the vesting date of each option award and stock award held by the reported NEO that was granted in a previous fiscal year and which vested in the applicable fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(f)
Represents the dollar value of any dividends paid on stock or option awards before the vesting date that is not otherwise included in the total compensation. Beginning in 2024, dividend and dividend equivalents are not reported in this column to the extent that such dividend and dividend equivalents are reported in the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure

*
Free Cash Flow as a percent of Net Sales, Adjusted EBITDA and Adjusted Return on Invested Capital are
non-GAAP
financial measures. Refer to Appendix A for a definition of
Non-GAAP
measures referenced, and a reconciliation to the most directly comparable GAAP measures.

Total Shareholder Return Vs Peer Group
Tabular List, Table
LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES
The following is a list of financial performance measures, which represent the most important financial performance measures used by the Company to
link compensation actually paid to the NEOs for 2024 and 2025. The CD&A provides further description of these measures and our plans for 2026.

•	Adjusted Diluted Earnings per Share*
•	Free Cash Flow as a Percent of Sales*
•	Adjusted EBITDA*
•	Adjusted ROIC*

*
Adjusted Diluted Earnings per Share, Free Cash Flow as a percent of Net Sales, Adjusted EBITDA and Adjusted Return on Invested Capital are
non-GAAP
financial measures. Refer to Appendix A for a definition of
Non-GAAP
measures referenced, and a reconciliation to the most directly comparable GAAP measures.

Total Shareholder Return Amount	$ 125.22	160.44	165	84.22
Peer Group Total Shareholder Return Amount	178.11	163.53	143.56	95.48
Net Income (Loss)	$ 26,700,000	$ 125,900,000	$ 182,000,000	$ 155,400,000
Company Selected Measure Amount	298,200,000	363,600,000	383,400,000	411,400,000
PEO Name	Mr. Banyard
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted Earnings per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow as a Percent of Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The dollar amount reported represents the amount of Adjusted EBITDA*, which is calculated by removing the impact of non-operational
results and special items from EBITDA* (earnings before interest, taxes, depreciation and amortization). While the Company uses various financial and non-financial
	performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA* is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs to Company performance. Adjusted EBITDA* is considered representative of our core operations and used in the management of our business, including decisions concerning the allocation of resources and assessment of performance.
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted ROIC
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,000,000)	$ (4,399,986)	$ (3,799,993)	$ (5,375,248)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,243,223	3,547,504	5,682,768	5,132,027
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(804,752)	(306,690)	6,557,065	(2,716,424)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	392,033	652,854	778,438	(861,137)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	47,641
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(800,000)	(743,749)	(656,249)	(1,124,898)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	678,916	599,650	981,399	1,076,873
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(158,745)	(55,528)	1,123,669	(253,924)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,716	121,629	201,447	(35,855)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 3,446